Earnings per share - Basic and diluted EPS discontinued operation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Loss for the period from discontinued operations	$ 0	$ (4,917)	$ (25,128)
Loss attributable to Equity of the Company from discontinued operations	$ 0	$ (4,917)	$ (25,128)
Denominator
Weighted average number of shares for basic EPS (in shares)	219,981,977	201,789,219	200,349,548
Weighted average number of shares for diluted EPS (in shares)	219,981,977	201,789,219	200,349,548
Loss per share from discontinued operations - basic (in dollars per share)	$ 0	$ (0.02)	$ (0.13)
Loss per share from discontinued operations - diluted (in dollars per share)	$ 0	$ (0.02)	$ (0.13)